Share-based Payment - Summary Of Share Based Payment (Detail)	6 Months Ended
Jun. 30, 2025
Restricted Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	993,807
Granted during the period	634,589
Settled during the period	(60,056)
Transferred during the period	(321,392)
Forfeited during the period	(43,820)
Ending balance	1,203,128
Restricted Stock Units [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	574,370
Restricted Stock Units [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	420,930
Restricted Stock Units [Member] | 2028
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	207,828
Performance Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	156,667
Granted during the period	73,583
Settled during the period	(15,716)
Transferred during the period	(46,588)
Forfeited during the period	(2,688)
Ending balance	165,258
Performance Stock Units [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	86,659
Performance Stock Units [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	54,066
Performance Stock Units [Member] | 2028
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	24,533
Restricted Stock Units and Performance Stock Unit [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	1,150,474
Granted during the period	708,172
Settled during the period	(75,772)
Transferred during the period	(367,980)
Forfeited during the period	(46,508)
Ending balance	1,368,386
Restricted Stock Units and Performance Stock Unit [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	661,029
Restricted Stock Units and Performance Stock Unit [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	474,996
Restricted Stock Units and Performance Stock Unit [Member] | 2028
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	232,361